Note 13 - Restructuring	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Restructuring and Related Activities Disclosure [Text Block]
13.	Restructuring

In 2023, the Company implemented a revised strategic plan, which focused on key products and critical customer engagements in the Automotive market, and aligned the Company's operations with evolving business needs by focusing on a transition from research and development to the commercialization of the Company's automotive products, while winding down the existing industrial product and reducing fixed operating costs.

As a result of the implementation of the revised strategic plan, the Company recorded restructuring charges of $0 and $123 in the three and six months ended June 30, 2024, respectively, and $45 and $1,298 in the three and six months ended June 30, 2023, respectively, primarily relating to one-time employee termination benefits and losses on purchase commitments. Restructuring-related liabilities are included in accrued expenses and other current liabilities in the condensed consolidated balance sheets.

Restructuring activity is summarized as follows as of  June 30, 2024 (in thousands):

	One-time employee termination benefits	Losses on purchase commitments	Other	Total
Balance as of December 31, 2023	$402	$233	$56	$691
Charges	18	105	—	123
Cash payments	(220)	(2)	(23)	(245)
Balance as of March 31, 2024	$200	$336	$33	$569
Charges	—	—	—	—
Cash payments	(200)	(34)	—	(234)
Balance as of June 30, 2024	$—	$302	$33	$335

Restructuring charges were included in the condensed consolidated statements of operations and comprehensive loss during the three and six months ended June 30, 2024 and 2023 as follows (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Cost of revenue	$—	$—	$105	$50
Research and development	—	—	—	503
Sales and marketing	—	45	18	558
General and administrative	—	—	—	187
Total restructuring charges	$—	$45	$123	$1,298

17.	RESTRUCTURING

In the first quarter of 2023, the Company began the implementation of a revised strategic plan to focus on key products and critical customer engagements it believes will generate the best long-term results for all stakeholders. In the fourth quarter of 2023, the Company implemented the second phase of its revised strategic plan to align the Company's operations with evolving business needs by focusing on the transition from research and development to the commercialization of its automotive products and winding down its existing industrial product, while reducing fixed operating costs.

The winding down of the Company's existing industrial product, in combination with an accumulation of other triggering events, indicated that the carrying amount of the Company's long-lived assets may not be recoverable. An impairment review was performed on the Company's long-lived assets as of December 31, 2023, resulting in a write-down of its property and equipment and ROU asset to fair value.

As a result of the implementation of both phases of the revised strategic plan and the impairment review of long-lived assets, the Company recorded restructuring charges of $19,153 in the twelve months ended December 31, 2023 primarily relating to one-time employee termination benefits, inventory and other current asset write-downs, losses on purchase commitments, and impairment and disposal charges on its long-lived assets. The Company did not have any restructuring charges during fiscal year 2022. Restructuring-related liabilities are included in accrued expenses and other current liabilities in the consolidated balance sheets.

Restructuring charges were included in the consolidated statements of operations and comprehensive loss during the twelve months ended December 31, 2023 as follows (in thousands):

	Twelve months ended December 31, 2023
	One-time employee termination benefits	Inventory and other current asset write-downs	Losses on purchase commitments	Long-lived asset disposals and impairment charges	Other	Total
Cost of revenue	$130	$5,231	$360	$—	$—	$5,721
Research and development	789	—	—	152	—	941
Sales and marketing	2,011	30	—	38	—	2,079
General and administrative	294	—	—	55	123	472
Impairment of long-lived assets	—	—	—	9,940	—	9,940
Total restructuring charges	$3,224	$5,261	$360	$10,185	$123	$19,153

A reconciliation of the beginning and ending balance of cash restructuring charges, including one-time employee termination benefits, losses on purchase commitments, and other restructuring charges, which are included in accrued expenses and other current liabilities in the consolidated balance sheets, is as follows (in thousands):

	One-time employee termination benefits	Losses on purchase commitments	Other	Total
Balance as of December 31, 2022	$—	$—	$—	$—
Charges	3,224	360	123	3,707
Cash payments	(2,822)	(127)	(67)	(3,016)
Balance as of December 31, 2023	$402	$233	$56	$691